                                                         May 4, 2004



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

      RE: JPF SEPARATE ACCOUNT A
          FILE NO. 033-07734

Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

          (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment on Form N-6 to the Registration Statement on Form S-6; and

          (2) the text of the most recent Post-Effective Amendment was electronically filed on April 28, 2004.

     If you have any questions, please call me at (800) 258-3648 x6140.

                                                Sincerely,

                                                /s/Charlene Grant

                                                Charlene Grant
                                                Assistant Vice President and
                                                Associate Counsel